Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Summary of realized gains and losses for derivative instruments
Total derivative losses	$ (140)	[1]	$ (1,302)	[2]	$ (1,082)	[2]	$ (82)	[2]
Change in embedded derivatives on guaranteed benefit annuity programs	(673)	[3]	1,751	[4]	1,185	[4]	(1,674)	[4]
Other revenue on guaranteed benefit annuity programs	197		256		211		120
Change in embedded derivative liabilities and related fees	(476)		2,007		1,396		(1,554)
Net realized derivative gains (losses)	(616)		705		314		(1,636)
Designated as Hedging Instrument [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses			(1)		(1)		(4)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	8		(209)		(125)		(44)
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(57)		(776)		(665)		(45)
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	(98)		(321)		(343)		(17)
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	1		(9)		(1)		(6)
Not Designated as Hedging Instrument [Member] | Net Interest Settlements [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses	$ 6		$ (14)		$ (53)		$ (34)

[1]	Included in total derivative losses are economic hedging gains of $499 million related to the guaranteed benefit annuity programs for the nine months ended September 30, 2014.
[2]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[3]	For the individual variable annuity business, the annual comprehensive review of model assumptions produced a favorable impact for the nine months ended September 30, 2014 primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.
[4]	As part of the Company's annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.